Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (in millions)	Adjusted EBITDA(6) (in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	$6,311,926	7,057,500	4,023,940	4,254,365	581.74	406.83	$193.7	$305.1
2025	5,304,620	3,947,696	2,201,878	1,763,338	348.16	238.07	90.2	206.0
2024	4,296,185	5,896,984	1,920,336	2,556,567	534.56	228.20	307.4	417.4
2023	2,585,370	3,098,417	1,328,276	1,584,526	240.28	148.45	172.4	271.4
2022	2,359,438	2,448,479	1,020,559	1,093,937	128.13	123.52	71.9	161.1
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. John C. Hadjipateras, who was our President and Chief Executive Officer for all years presented, in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. John C. Hadjipateras as computed in accordance with Item 402(v) of Regulation S-K (“CAP”). The reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to PEO is as follows:

	2026	2025	2024	2023	2022
Summary Compensation Table Total	$6,311,926	$5,304,620	$4,296,185	$2,585,370	$2,359,438
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(2,876,051)	(3,140,020)	(2,381,285)	(1,023,220)	(794,363)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	2,084,947	1,258,479	2,166,567	905,520	519,100
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	334,049	(454,036)	505,794	202,511	21,998
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	728,305	1,046,686	793,771	379,422	316,588
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	474,324	(68,033)	515,952	48,814	25,718
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-
Plus: Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid	$7,057,500	$3,947,696	$5,896,984	$3,098,417	$2,448,479
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. John C. Lycouris, Theodore B. Young, Tim T. Hansen, and Alexander C. Hadjipateras.
(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The reconciliation of the Average Summary Compensation Table Total to Compensation Actually Paid to Non-PEO NEOs is as follows:

	2026	2025	2024	2023	2022
Summary Compensation Table Total	$4,023,940	$2,201,878	$1,920,336	$1,328,276	$1,020,559
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,407,827)	(1,096,220)	(869,835)	(463,455)	(224,614)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,020,579	439,350	732,336	406,088	176,966
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	116,622	(118,212)	207,113	122,661	36,975
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	356,509	365,413	331,046	162,815	62,228
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	144,542	(28,871)	235,571	28,141	21,823
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-
Plus: Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid	$4,254,365	$1,763,338	$2,556,567	$1,584,526	$1,093,937
(5)	The dollar amounts reported in (g) represent the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group consists of the following direct competitors on a line-of-business basis: BW LPG Ltd. and Navigator Holdings Ltd. Navigator Holdings Ltd.’s common stock trades on the NYSE, while the common stock of BW LPG Ltd. primarily trades on the Oslo Stock Exchange in NOK. For the purposes of the comparison, the returns for BW LPG Ltd. were converted into U.S. dollars based on the relevant NOK to USD exchange rate.

(6)	The dollar amounts reported in column (i) represent Adjusted EBITDA as defined and presented in the CD&A above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. John C. Hadjipateras, who was our President and Chief Executive Officer for all years presented, in the “Total” column of the Summary Compensation Table (“SCT”).
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. John C. Lycouris, Theodore B. Young, Tim T. Hansen, and Alexander C. Hadjipateras.

Peer Group Issuers, Footnote
(5)	The dollar amounts reported in (g) represent the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group consists of the following direct competitors on a line-of-business basis: BW LPG Ltd. and Navigator Holdings Ltd. Navigator Holdings Ltd.’s common stock trades on the NYSE, while the common stock of BW LPG Ltd. primarily trades on the Oslo Stock Exchange in NOK. For the purposes of the comparison, the returns for BW LPG Ltd. were converted into U.S. dollars based on the relevant NOK to USD exchange rate.

PEO Total Compensation Amount	$ 6,311,926	$ 5,304,620	$ 4,296,185	$ 2,585,370	$ 2,359,438
PEO Actually Paid Compensation Amount	$ 7,057,500	3,947,696	5,896,984	3,098,417	2,448,479
Adjustment To PEO Compensation, Footnote

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. John C. Hadjipateras as computed in accordance with Item 402(v) of Regulation S-K (“CAP”). The reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to PEO is as follows:

	2026	2025	2024	2023	2022
Summary Compensation Table Total	$6,311,926	$5,304,620	$4,296,185	$2,585,370	$2,359,438
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(2,876,051)	(3,140,020)	(2,381,285)	(1,023,220)	(794,363)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	2,084,947	1,258,479	2,166,567	905,520	519,100
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	334,049	(454,036)	505,794	202,511	21,998
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	728,305	1,046,686	793,771	379,422	316,588
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	474,324	(68,033)	515,952	48,814	25,718
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-
Plus: Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid	$7,057,500	$3,947,696	$5,896,984	$3,098,417	$2,448,479

Non-PEO NEO Average Total Compensation Amount	$ 4,023,940	2,201,878	1,920,336	1,328,276	1,020,559
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,254,365	1,763,338	2,556,567	1,584,526	1,093,937
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The reconciliation of the Average Summary Compensation Table Total to Compensation Actually Paid to Non-PEO NEOs is as follows:

	2026	2025	2024	2023	2022
Summary Compensation Table Total	$4,023,940	$2,201,878	$1,920,336	$1,328,276	$1,020,559
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,407,827)	(1,096,220)	(869,835)	(463,455)	(224,614)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,020,579	439,350	732,336	406,088	176,966
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	116,622	(118,212)	207,113	122,661	36,975
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	356,509	365,413	331,046	162,815	62,228
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	144,542	(28,871)	235,571	28,141	21,823
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-
Plus: Value of Dividends or Other Earnings Paid Prior to the Vesting Date on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid	$4,254,365	$1,763,338	$2,556,567	$1,584,526	$1,093,937

Total Shareholder Return Amount	$ 581.74	348.16	534.56	240.28	128.13
Peer Group Total Shareholder Return Amount	406.83	238.07	228.2	148.45	123.52
Net Income (Loss)	$ 193,700,000	$ 90,200,000	$ 307,400,000	$ 172,400,000	$ 71,900,000
Company Selected Measure Amount	305,100,000	206,000,000	417,400,000	271,400,000	161,100,000
PEO Name	Mr. John C. Hadjipateras
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(6)	The dollar amounts reported in column (i) represent Adjusted EBITDA as defined and presented in the CD&A above.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,876,051)	$ (3,140,020)	$ (2,381,285)	$ (1,023,220)	$ (794,363)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,084,947	1,258,479	2,166,567	905,520	519,100
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,049	(454,036)	505,794	202,511	21,998
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	728,305	1,046,686	793,771	379,422	316,588
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,324	(68,033)	515,952	48,814	25,718
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,407,827)	(1,096,220)	(869,835)	(463,455)	(224,614)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,020,579	439,350	732,336	406,088	176,966
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,622	(118,212)	207,113	122,661	36,975
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,509	365,413	331,046	162,815	62,228
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 144,542	$ (28,871)	$ 235,571	$ 28,141	$ 21,823